DISAGGREGATION OF REVENUE (Tables)	12 Months Ended
Mar. 31, 2026
Revenue from Contract with Customer [Abstract]
SCHEDULE OF DISAGGREGATION REVENUE FROM CONTRACTS

The Company has disaggregated its revenue from contracts with customers into categories based on the business operation of the revenue as follows:

		Years ended March 31,
Type of revenue	Point of recognition	2024	2025	2026	2026
		HKD	HKD	HKD	USD

ESG and sustainability advisory service income	At a point in time	$9,903,795	$12,202,026	$9,493,976	$1,217,176

SCHEDULE OF DISAGGREGATION OF REVENUE

The following tables present the Company’s revenue disaggregated by geographical location, based on management’s assessment of available data:

	Years ended March 31,
	2024	2025	2026	2026
	HKD	HKD	HKD	USD

Hong Kong	$8,498,595	$10,389,704	$7,766,326	$995,683
Singapore	1,405,200	1,812,322	1,727,650	221,493

Total	$9,903,795	$12,202,026	$9,493,976	$1,217,176